PGIM TIPS Fund Expense Example - PGIM TIPS Fund - R6	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	$ 598